UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05642)

American Income Fund, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31/12

Date of reporting period: 11/30/11

Item 1. Schedule of Investments.

Schedule of Investments         |         November 30, 2011 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶
(Percentages of each investment category relate to total net assets)

High Yield Corporate Bonds — 24.1%
Basic Industry — 4.3%
AbitibiBowater, 10.25%, 10/15/18 ■	$120,000	$130,500
AK Steel, 7.63%, 5/15/20	250,000	227,500
ALROSA Finance SA, 7.75%, 11/3/20 ■	200,000	199,000
Cascades, 7.75%, 12/15/17	250,000	243,125
Domtar, 7.13%, 8/15/15	57,000	62,415
Evraz Group SA, 8.25%, 11/10/15 ■	150,000	153,000
Huntsman International LLC, 8.63%, 3/15/21	250,000	253,750
Intertape Polymer US, 8.50%, 8/1/14	150,000	140,625
Longview Fibre Paper & Packaging, 8.00%, 6/1/16 ■	200,000	201,000
Nova Chemicals, 8.38%, 11/1/16	250,000	270,000
Patriot Coal, 8.25%, 4/30/18	250,000	237,500
Polymer Group, 7.75%, 2/1/19 ■	200,000	202,500
Reynolds Group Issuer LLC, 8.75%, 5/15/18 ■	200,000	182,000
Stora Enso OYJ, 7.25%, 4/15/36 ■	200,000	162,000
Taseko Mines Ltd., 7.75%, 4/15/19	175,000	158,375
Tembec Industries, 11.25%, 12/15/18	200,000	202,000
Thompson Creek Metals, 7.38%, 6/1/18 ■	150,000	126,000
Verso Paper Holdings LLC, 8.75%, 2/1/19	250,000	162,500

		3,313,790

Capital Goods — 2.7%
Columbus McKinnon, 7.88%, 2/1/19	200,000	202,000
Fosun International, 7.50%, 5/12/16 ■	250,000	211,250
Huntington Ingalls Industries, ■
6.88%, 3/15/18	50,000	49,000
7.13%, 3/15/21	175,000	171,500
Navistar International, 8.25%, 11/1/21	269,000	280,432
Park-Ohio Industries, 8.13%, 4/1/21	200,000	195,000
Pittsburgh Glass Works LLC, 8.50%, 4/15/16 ■	200,000	193,500
Tenneco, 8.13%, 11/15/15	350,000	360,500
Titan International, 7.88%, 10/1/17	250,000	259,688
United Rentals North America, 8.38%, 9/15/20	200,000	197,000

		2,119,870

Communications — 3.2%
AMC Networks, 7.75%, 7/15/21 ■	200,000	211,500
Clearwire Communications LLC, 12.00%, 12/1/15 ■	250,000	211,250
Digicel Group, 8.88%, 1/15/15 ■	200,000	197,000
Frontier Communications, 8.50%, 4/15/20	250,000	237,500
Integra Telecom Holdings, 10.75%, 4/15/16 ■	175,000	154,875
Intelsat Jackson Holdings, 7.25%, 4/1/19 ■	200,000	195,000
McClatchy, 11.50%, 2/15/17	150,000	139,125
Nextel Communications, Series C, 5.95%, 3/15/14	250,000	228,750
NII Capital, 8.88%, 12/15/19	500,000	530,000
Windstream, 7.88%, 11/1/17	250,000	261,250
WMG Acquisition, 11.50%, 10/1/18 ■	125,000	123,125

		2,489,375

Consumer Cyclical — 3.3%
American Airlines Pass-Through Trust, Series 2011-1, Class B, 7.00%, 1/31/18 ■	198,680	152,983
Ameristar Casinos, 7.50%, 4/15/21 ■	150,000	150,000
Calumet Specialty Products Partners LP, 9.38%, 5/1/19 ■	175,000	168,000

AMERICAN INCOME FUND        |         2011 QUARTERLY REPORT

Schedule of Investments         |         November 30, 2011 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶
Chrysler Group LLC, 8.00%, 6/15/19 ■	$200,000	$169,000
Dana Holding, 6.50%, 2/15/19	300,000	299,250
DynCorp International, 10.38%, 7/1/17	225,000	195,750
Ford Motor, 7.45%, 7/16/31	100,000	117,250
Harrah’s Operating,
10.75%, 2/1/16	113,000	71,755
11.25%, 6/1/17	250,000	260,000
Hertz, 7.38%, 1/15/21	200,000	198,000
Realogy, 11.50%, 4/15/17	125,000	95,313
Rite Aid, 10.38%, 7/15/16	250,000	265,625
RR Donnelley & Sons, 7.25%, 5/15/18	200,000	187,000
Sealy Mattress, 10.88%, 4/15/16 ■	57,000	62,130
Servicios Corporativos Javer SAPI de CV, 9.88%, 4/6/21 ■	200,000	185,985

		2,578,041

Consumer Non Cyclical — 3.4%
Biomet, 10.00%, 10/15/17	150,000	161,625
DaVita, 6.63%, 11/1/20	250,000	245,625
FAGE Dairy Industry USA, 9.88%, 2/1/20 ■	150,000	129,375
HCA Holdings, Inc., 7.75%, 5/15/21	150,000	147,375
Healthsouth, 7.25%, 10/1/18	250,000	243,438
JBS USA LLC, 7.25%, 6/1/21 ■	200,000	179,500
Kindred Healthcare, 8.25%, 6/1/19	100,000	83,000
Pinnacle Foods Finance LLC, 8.25%, 9/1/17	450,000	457,875
Res-Care, 10.75%, 1/15/19	150,000	151,875
STHI Holding, 8.00%, 3/15/18 ■	150,000	151,875
Valeant Pharmaceuticals International, 6.88%, 12/1/18 ■	250,000	241,250
Viterra, 5.95%, 8/1/20 ■	475,000	492,170

		2,684,983

Electric — 1.3%
AES, 8.00%, 10/15/17	250,000	268,750
Calpine, 7.88%, 7/31/20 ■	250,000	259,375
Midwest Generation LLC, Series B, 8.56%, 1/2/16	282,446	283,152
Mirant Americas Generation LLC, 8.50%, 10/1/21	200,000	184,000

		995,277

Energy — 2.9%
Chaparral Energy, 9.88%, 10/1/20	100,000	107,000
Energy XXI Gulf Coast, 9.25%, 12/15/17	200,000	205,000
Inergy LP, 7.00%, 10/1/18	100,000	98,000
Kodiak Oil & Gas Corp., 8.13%, 12/1/19 ■	175,000	177,625
Linn Energy LLC, 8.63%, 4/15/20	200,000	209,000
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/1/18 ■	310,000	294,500
Range Resources, 8.00%, 5/15/19	250,000	277,500
SESI LLC, 7.13%, 12/15/21 ■	200,000	203,500
SM Energy, 6.63%, 2/15/19 ■	250,000	252,500
Stone Energy, 8.63%, 2/1/17	150,000	152,250
Western Refining, 11.25%, 6/15/17 ■	250,000	278,125

		2,255,000

Finance — 1.3%
Ally Financial, 7.50%, 9/15/20	250,000	241,562
CoreLogic, 7.25%, 6/1/21 ■	200,000	192,000
Icahn Enterprises LP, 7.75%, 1/15/16	250,000	257,812
Regions Financial Corporation, 5.75%, 6/15/15	250,000	239,063

AMERICAN INCOME FUND        |         2011 QUARTERLY REPORT

Schedule of Investments         |         November 30, 2011 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶
Springleaf Finance, Series MTN, 6.90%, 12/15/17	$150,000	$100,875

		1,031,312

Natural Gas — 0.7%
Energy Transfer Equity LP, 7.50%, 10/15/20	200,000	207,000
Sabine Pass LNG, 7.50%, 11/30/16	150,000	148,688
Southern Union, 3.45%, 11/1/66 Δ	200,000	179,500

		535,188

Real Estate — 0.2%
Shimao Property Holdings, 8.00%, 12/1/16 ■	150,000	111,750

Sovereigns — 0.4%
Republic of Uruguay, 8.00%, 11/18/22	250,000	332,500

Technology — 0.4%
First Data, ■
12.63%, 1/15/21	71,000	58,575
8.75%, 1/15/22	85,000	71,400
Seagate HDD Cayman, 6.88%, 5/1/20	150,000	152,250

		282,225

Total High Yield Corporate Bonds (Cost: $19,050,447)		18,729,311

U.S. Government Agency Mortgage-Backed Securities — 41.9%
Adjustable Rate Δ — 0.4%
Federal Home Loan Mortgage Corporation, 2.19%, 9/1/18, #605911	67	68
Federal National Mortgage Association,
2.95%, 7/1/27, #070179	918	976
2.28%, 10/1/32, #725110 a	189,290	198,084
Government National Mortgage Association, 2.13%, 12/20/22, #008096	154,080	159,839

		358,967

Fixed Rate — 41.5%
Federal Home Loan Mortgage Corporation Gold, a
6.50%, 11/1/28, #C00676	111,599	127,207
5.50%, 10/1/33, #A15120	432,429	469,070
Federal National Mortgage Association,
6.00%, 12/1/13, #190179 a	66,977	69,789
7.00%, 7/1/17, #254414 a	106,411	117,582
5.00%, 11/1/18, #750989 a	189,396	204,499
5.00%, 2/1/19, #767182 a	309,817	334,522
5.00%, 2/1/21, #745279 a	282,425	304,770
5.50%, 4/1/21, #840466 a	286,366	310,275
6.00%, 5/1/29, #323702 a	189,252	210,133
7.00%, 9/1/31, #596680 a	114,423	128,586
6.50%, 6/1/32, #596712 a	158,017	173,936
5.50%, 6/1/33, #709700 a	207,324	226,307
5.50%, 11/1/33, #555967 a	664,751	725,618
6.00%, 11/1/33, #743642 a	210,981	234,062
5.50%, 12/1/33, #756202 a	386,697	422,104
6.00%, 1/1/34, #763687 a	376,471	417,215
5.50%, 2/1/34, #766070 a	485,498	537,083
6.00%, 3/1/34, #745324 a	349,885	388,490
6.50%, 6/1/34, #735273 a	450,891	509,400

AMERICAN INCOME FUND        |         2011 QUARTERLY REPORT

Schedule of Investments         |         November 30, 2011 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶
6.00%, 1/1/35, #810225 a	$482,393	$533,809
5.50%, 3/1/35, #815979 a	628,635	685,212
5.00%, 7/1/35, #828346 a	616,406	663,132
5.50%, 3/1/36, #878059 a	452,478	492,494
6.00%, 6/1/36, #882685 a	1,138,651	1,255,744
5.50%, 4/1/37, #888284 a	943,657	1,027,112
5.00%, 6/1/37, #944244 a	777,361	836,288
5.50%, 6/1/38, #995018 a	961,588	1,046,629
4.00%, 12/1/41 «	4,605,000	4,798,554
4.50%, 12/1/41 «	6,275,000	6,634,832
5.00%, 12/1/41 «	6,715,000	7,217,576
Government National Mortgage Association, a
5.50%, 8/15/33, #604567	665,963	748,665
6.00%, 7/15/34, #631574	308,835	351,341

		32,202,036

Total U.S. Government Agency Mortgage-Backed Securities (Cost: $31,436,855)		32,561,003

Collateralized Mortgage Obligation — Private Mortgage-Backed Securities — 24.5%
Adjustable Rate Δ — 5.4%
Goldman Sachs Mortgage Loan Trust,
4.66%, 10/25/33, Series 2003-10, Class 1A1	334,480	333,948
3.17%, 1/25/35, Series 2005-AR1, Class B1 ¥	1,286,200	651,644
GSMPS Mortgage Loan Trust, Series 2006-RP2, Class B1, 6.22%, 4/25/36 ¥	1,480,060	319,107
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A3, 5.35%, 7/25/36	1,300,096	973,101
JP Morgan Mortgage Trust, Series 2006-A7, Class 3A4, 5.72%, 1/25/37 ¥	214,757	20,957
MASTR Adjustable Rate Mortgages Trust, Series 2003-5, Class 4A1, 1.97%, 11/25/33	740,871	568,701
Washington Mutual Mortgage Pass-Through Certificates,
5.56%, 9/25/36, Series 2007-HY2, Class 3A2 ¥	597,520	58,792
2.62%, 2/25/37, Series 2007-HY1, Class 4A1	656,833	435,605
5.16%, 2/25/37, Series 2007-HY1, Class 1A1	546,001	339,263
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR3, Class B1, 2.47%, 6/25/33 ¥	311,734	209,302
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A3, 2.60%, 10/25/36	359,798	258,835

		4,169,255

Fixed Rate — 19.1%
Banc of America Alternative Loan Trust, Series 2007-1, Class 2A2, 5.44%, 4/25/37 ¥	458,981	39,653
Banc of America Funding, Series 2007-4, Class 1A2, 5.50%, 6/25/37 ¥	584,108	319,345
Citigroup Mortgage Loan Trust, Series 2010-10 Class 7A1, 4.78%, 12/25/32 ■	596,565	593,635
Countrywide Alternative Loan Trust, Series 2005-7CB, Class 2A4, 5.50%, 4/25/35	363,343	352,948
Credit Suisse First Boston Mortgage Securities Corporation,
6.24%, 4/25/33, Series 2003-8, Class DB1	1,058,469	943,311
6.00%, 12/25/35, Series 2005-11, Class 6A7	1,000,000	493,599
First Horizon Alternative Mortgage Securities, Series 2005-FA5, Class 3A2, 5.50%, 8/25/35 ¥	814,381	327,453
GMAC Mortgage Corporation Loan Trust, Series 2010-1, Class A, 4.25%, 7/25/40 ■	10,065	10,051
Goldman Sachs Mortgage Loan Trust, Series 2005-4F, Class B1, 5.77%, 5/25/35 ¥	2,312,878	1,393,322
GSMPS Mortgage Loan Trust,
7.50%, 6/19/32, Series 2001-2, Class A ■	200,485	200,531
7.50%, 3/25/35, Series 2005-RP2, Class 1A2 ■	686,188	686,556
7.50%, 9/25/35, Series 2005-RP3, Class 1A2 ■	712,176	724,357
6.22%, 4/25/36, Series 2006-RP2, Class B2 ¥	1,332,008	180,764
6.75%, 3/25/43, Series 2003-1, Class B2 ¥	1,415,745	756,509
Impac Secured Assets Corporation, Series 2000-3, Class M1, 8.00%, 10/25/30 ¥	512,353	471,850
JP Morgan Alternative Loan Trust, Series 2006-S1, Class 1A19, 6.50%, 3/25/36	721,538	525,440
Lehman Mortgage Trust, Series 2008-6, Class 1A1, 5.88%, 7/25/47	227,018	210,805

AMERICAN INCOME FUND        |         2011 QUARTERLY REPORT

Schedule of Investments         |         November 30, 2011 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶
MASTR Alternative Loans Trust,
7.00%, 1/25/34, Series 2004-1, Class 3A1	$661,710	$683,948
7.00%, 6/25/34, Series 2004-5, Class 6A1	888,309	874,910
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A4, 7.50%, 8/25/34 ■	699,723	731,343
Mortgage Equity Conversion Asset Trust, Series 2010-1A, Class A, 4.00%, 7/25/60 ■	476,385	476,210
Nomura Asset Acceptance Corporation, Series 2004-R2, Class B1, 6.74%, 10/25/34 ■ ¥	924,651	473,281
Residential Accredit Loans, ¥
5.00%, 6/25/18, Series 2003-QS12, Class M1	466,782	370,946
5.00%, 9/25/19, Series 2004-QS13, Class M3 ¿	51,504	1
Residential Asset Mortgage Products, Series 2003-SL1, Class M2, 7.32%, 4/25/31 ¥	702,384	468,725
Vericrest Opportunity Loan Transferee, ■
9.08%, 12/26/50, Series 2011-NL1A, Class A2	750,000	748,117
5.68%, 6/25/51, Series 2011-NL2A, Class A1	638,524	637,899
5.19%, 9/25/51, Series 2011-NL3A, Class A1	500,000	500,000
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA3, Class 2A, 6.43%, 8/25/38	150,309	156,764
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-7, ¥
4.72%, 7/25/19, Class B2	336,839	283,270
4.72%, 7/25/19, Class B3	252,742	191,308

		14,826,851

Total Collateralized Mortgage Obligation — Private Mortgage-Backed Securities (Cost: $24,232,133)		18,996,106

Collateralized Mortgage Obligation — U.S. Agency Mortgage-Backed Securities — 1.5%
Fixed Rate — 1.5%
Federal National Mortgage Association,
7.12%, 2/25/42, Series 2002-W1, Class 2A	234,709	273,543
5.75%, 12/25/42, Series 2003-W1, Class B1 ¥	1,084,162	546,945
6.05%, 7/25/44, Series 2004-W14, Class B2 ¥	878,624	360,675

Total Collateralized Mortgage Obligation — U.S. Agency Mortgage-Backed Securities (Cost: $1,169,294)		1,181,163

Commercial Mortgage-Backed Securities — 25.0%
Other — 25.0%
Americold LLC Trust, Series 2010-ARTA, Class C, 6.81%, 1/14/29 ■	405,000	404,715
Banc of America Commercial Mortgage, Series 2005-4, Class A5B, 5.00%, 7/10/45 Δ	500,000	493,355
Bear Stearns Commercial Mortgage Securities, Δ
5.90%, 9/11/38, Series 2006-PW12, Class A4	1,000,000	1,105,441
5.58%, 9/11/41, Series 2006-PW13, Class AM	500,000	497,519
Citigroup/Deutsche Bank Commercial Mortgage Trust, Δ
5.40%, 7/15/44, Series 2005-CD1, Class A4	500,000	549,658
5.89%, 11/15/44, Series 2007-CD5, Class A4	1,000,000	1,084,557
Extended Stay America Trust, Series 2010-ESHA, Class D, 5.50%, 11/5/27 ■	1,000,000	995,445
Greenwich Capital Commercial Funding Corporation,
5.44%, 3/10/39, Series 2007-GG9, Class A4	890,000	939,506
5.74%, 12/10/49, Series 2007-GG11, Class A4	1,465,000	1,532,197
GS Mortgage Securities Trust,
3.68%, 8/10/43, Series 2010-C1, Class A1 ■	591,990	616,005
5.98%, 8/10/45, Series 2007-GG10, Class A4 Δ	500,000	530,424
JP Morgan Chase Commercial Mortgage Securities Corporation,
5.43%, 7/15/46, Series 2011-C4, Class C ■	750,000	631,411
5.44%, 6/12/47, Series 2007-CB18, Class A4	600,000	634,807
5.79%, 2/12/51, Series 2007-CB20, Class A4 Δ	600,000	645,616
LB-UBS Commercial Mortgage Trust,
6.31%, 4/15/41, Series 2008-C1, Class A2 Δ	752,000	818,542
6.31%, 4/15/41, Series 2008-C1, Class AM Δ	210,000	197,187

AMERICAN INCOME FUND        |         2011 QUARTERLY REPORT

Schedule of Investments         |         November 30, 2011 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶
5.87%, 9/15/45, Series 2007-C7, Class A3	$600,000	$642,538
Merrill Lynch Mortgage Trust, Series 2008-C1, Class A4, 5.69%, 2/12/51	960,000	1,030,706
Morgan Stanley Capital I,
6.46%, 1/11/43, Series 2008-T29, Class A4 Δ	1,125,000	1,290,253
5.33%, 12/15/43, Series 2006-IQ12, Class A4	565,000	623,739
5.45%, 2/12/44, Series 2007-HQ11, Class A4 Δ	600,000	639,715
5.42%, 9/15/47, Series 2011-C1, Class C ■	250,000	218,102
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4B, 5.79%, 8/12/45 ■	1,000,000	944,709
Vornado DP LLC, Series 2010-VNO, Class A1, 2.97%, 9/13/28 ■	501,064	508,711
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.25%, 12/15/43	1,000,000	1,008,830
WF-RBS Commercial Mortgage Trust, ■
5.39%, 2/15/44, Series 2011-C2, Class C	250,000	211,936
5.34%, 3/15/44, Series 2011-C3, Class C	750,000	649,918

Total Commercial Mortgage-Backed Securities (Cost: $17,278,281)		19,445,542

Asset-Backed Securities — 17.4%
Home Equity — 10.3%
AH Mortgage Advance Trust, Series SART-1, Class B1, 5.92%, 5/10/43 ■	1,000,000	1,013,750
Bayview Financial Acquisition Trust,
5.50%, 12/28/35, Series 2005-D, Class AF4 Δ	750,000	601,544
5.70%, 2/28/41, Series 2006-A, Class 1A5	1,221,282	1,155,892
Countrywide Asset-Backed Certificates, Δ
5.38%, 5/25/36, Series 2005-16, Class 2AF2	568,540	437,246
0.32%, 6/25/47, Series 2007-11, Class 2A1	83,921	82,671
GMAC Mortgage Servicer Advance Funding Co. Ltd., Series 2011-1A, Class A, 3.72%, 3/15/23 ■	600,000	600,000
Home Equity Mortgage Trust, Series 2004-6, Class M2, 5.82%, 4/25/35 ¥	631,199	429,725
Morgan Stanley ABS Capital I, Series 2007-NC2, Class A2A, 0.37%, 2/25/37 Δ	352,439	322,550
RBSSP Resecuritization Trust, ■ Δ
0.37%, 3/26/36, Series 2010-4, Class 1A1	446,789	412,531
0.59%, 7/26/36, Series 2010-8, Class 4A1	564,074	527,689
0.43%, 3/26/37, Series 2010-11, Class 2A1	521,195	497,104
Renaissance Home Equity Loan Trust,
5.14%, 11/25/35, Series 2005-3, Class AF4	1,000,000	753,894
5.75%, 2/25/36, Series 2005-4, Class A6	899,439	679,358
Residential Funding Mortgage Securities II, Series 2003-HI4, Class M1, 5.53%, 2/25/29	547,419	447,545

		7,961,499

Manufactured Housing — 5.4%
Green Tree, Series 2008-MH1, Class A1, 7.00%, 4/25/38 ■ Δ	60,958	61,719
Green Tree Financial, Series 1994-2, Class A5, 8.30%, 5/15/19	53,885	55,127
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3, 4.35%, 4/15/40	432,248	440,743
Mid-State Trust, Series 2005-1, Class A, 5.75%, 1/15/40	998,325	1,075,141
Newcastle Investment Trust, Series 2010-MH1, Class A, 4.50%, 7/10/35 ■	681,945	695,820
Origen Manufactured Housing,
6.64%, 1/15/35, Series 2004-A, Class M2	759,530	766,030
5.73%, 11/15/35, Series 2004-B, Class M1 Δ	324,660	342,172
5.99%, 1/15/37, Series 2005-B, Class M1	742,667	775,435

		4,212,187

Other — 1.7%
321 Henderson Receivables LLC, ■
4.07%, 1/15/48, Series 2010-2A, Class A	729,023	748,571

AMERICAN INCOME FUND        |         2011 QUARTERLY REPORT

Schedule of Investments         |         November 30, 2011 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR/ SHARES	FAIR VALUE ¶
9.31%, 7/15/61, Series 2010-1A, Class B	$495,000	$598,822

		1,347,393

Total Asset-Backed Securities (Cost: $13,197,234)		13,521,079

Investment Grade Corporate Bonds — 2.2%
Basic Industry — 0.3%
Southern Copper, 7.50%, 7/27/35	210,000	228,136

Consumer Cyclical — 0.3%
CVS Caremark, 6.30%, 6/1/37 Δ	200,000	199,500

Electric — 0.4%
FirstEnergy Solutions, 6.05%, 8/15/21	255,000	279,249

Insurance — 0.4%
American International Group, 6.25%, 3/15/37	200,000	147,000
Lincoln National, 6.05%, 4/20/67 Δ	250,000	203,750

		350,750

Real Estate — 0.8%
Duke Realty LP, 5.50%, 3/1/16	200,000	207,672
HRPT Properties Trust—REIT, 6.25%, 8/15/16	400,000	424,017

		631,689

Total Investment Grade Corporate Bonds (Cost: $1,428,151)		1,689,324

Preferred Stocks — 1.3%
Banking — 0.4%
Bank of America, Series 5	19,000	290,320

Finance — 0.3%
Goldman Sachs Group, Series A	13,000	230,750

Real Estate Investment Trusts — 0.6%
Cogdell Spencer, Series A	5,000	110,245
iStar Financial, Series G	1,000	14,239
LaSalle Hotel Properties, Series H	5,000	122,845
Northstar Realty Finance, Series A	4,000	81,516
Northstar Realty Finance, Series B	5,863	114,387

		443,232

Total Preferred Stocks (Cost: $1,092,584)		964,302

Closed-End Fund — 0.1%
Blackrock Credit Allocation Income Trust IV (Cost: $111,859)	9,000	108,540

Short-Term Investments — 1.9%
Money Market Fund — 1.4%
First American Prime Obligations Fund, Class Z, 0.04% Q	1,087,314	1,087,314

AMERICAN INCOME FUND        |         2011 QUARTERLY REPORT

Schedule of Investments         |         November 30, 2011 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶
U.S. Treasury Obligation — 0.5%
U.S. Treasury Bill, 0.06%, 7/26/12 ☐	$350,000	$349,867

Total Short-Term Investments (Cost: $1,437,245)		1,437,181

Total Investments ▲ — 139.9% (Cost: $110,434,083)		108,633,551

Other Assets and Liabilities, Net — (39.9)%		(30,969,342)

Total Net Assets — 100.0%		$77,664,209

¶	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end funds are valued at their respective net asset values on the valuation date.

The following investment vehicles, when held by the fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by U.S. Bancorp Asset Management, Inc. (“USBAM”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without fair value pricing. As of November 30, 2011, the fund held no internally fair valued securities.

■	Securities purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other “qualified institutional buyers”. On November 30, 2011, the total fair value of these investments was $23,174,556 or 29.8% of total net assets.

Δ	Variable Rate Security — The rate shown is the net coupon rate in effect as of November 30, 2011.

AMERICAN INCOME FUND        |         2011 QUARTERLY REPORT

Schedule of Investments         |         November 30, 2011 (unaudited)

American Income Fund (MRF)

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On November 30, 2011, securities valued at $13,749,158 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$9,131,981	11/14/11	0.29%	12/14/11	$1,251	(1)
4,002,433	11/07/11	0.40%	12/07/11	1,067	(2)
$13,134,414				$2,318

*	Interest rate as of November 30, 2011. Rate is based on the one-month London Interbank Offered Rate (“LIBOR”) plus a spread and reset monthly.

Name of broker and description of collateral:

(1) Goldman Sachs
Federal Home Loan Mortgage Corporation Gold, 6.50%, 11/1/28, $111,599 par
Federal National Mortgage Association, 6.00%, 12/1/13, $66,977 par
Federal National Mortgage Association, 7.00%, 7/1/17, $106,411 par
Federal National Mortgage Association, 5.00%, 11/1/18, $189,396 par
Federal National Mortgage Association, 5.00%, 2/1/21, $282,425 par
Federal National Mortgage Association, 6.00%, 5/1/29, $189,252 par
Federal National Mortgage Association, 7.00%, 9/1/31, $114,423 par
Federal National Mortgage Association, 5.50%, 6/1/33, $207,324 par
Federal National Mortgage Association, 6.00%, 1/1/34, $376,471 par
Federal National Mortgage Association, 5.50%, 2/1/34, $485,498 par
Federal National Mortgage Association, 6.00%, 3/1/34, $349,885 par
Federal National Mortgage Association, 6.00%, 1/1/35, $482,393 par
Federal National Mortgage Association, 5.00%, 7/1/35, $616,406 par
Federal National Mortgage Association, 5.50%, 3/1/36, $452,478 par
Federal National Mortgage Association, 6.00%, 6/1/36, $1,138,651 par
Federal National Mortgage Association, 5.50%, 4/1/37, $943,657 par
Federal National Mortgage Association, 5.00%, 6/1/37, $777,361 par
Federal National Mortgage Association, 5.50%, 6/1/38, $961,588 par
Government National Mortgage Association, 5.50%, 8/15/33, $665,963 par
Government National Mortgage Association, 6.00%, 7/15/34, $308,835 par
(2) Barclays
Federal Home Loan Mortgage Corporation Gold, 5.50%, 10/1/33, $432,429 par
Federal National Mortgage Association, 5.50%, 2/1/19, $309,817 par
Federal National Mortgage Association, 5.50%, 4/1/21, $286,366 par
Federal National Mortgage Association, 6.50%, 6/1/32, $158,017 par
Federal National Mortgage Association, 2.28%, 10/1/32, $189,290 par
Federal National Mortgage Association, 5.50%, 11/1/33, $664,751 par
Federal National Mortgage Association, 6.00%, 11/1/33, $210,981 par
Federal National Mortgage Association, 5.50%, 12/1/33, $386,697 par
Federal National Mortgage Association, 6.50%, 6/1/34, $450,891 par
Federal National Mortgage Association, 5.50%, 3/1/35, $628,635 par

«	Security purchased on a when-issued basis. On November 30, 2011, the total cost of investments purchased on a when-issued basis was $18,650,962 or 24.0% of total net assets.
¥	Security considered illiquid. A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of November 30, 2011, the fair value of these investments was $7,873,574 or 10.1% of total net assets.
¿	Loan is currently in default with regards to scheduled interest and/or principal payments.
Q	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of November 30, 2011.
☐	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of November 30, 2011.
▲	On November 30, 2011, the cost of investments for federal income tax purposes was approximately $110,434,083. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$5,595,000
Gross unrealized depreciation	(7,395,532)

Net unrealized depreciation	$(1,800,532)

AMERICAN INCOME FUND        |         2011 QUARTERLY REPORT

Schedule of Investments         |         November 30, 2011 (unaudited)

American Income Fund (MRF)

REIT — Real Estate Investment Trust

Schedule of Open Futures Contracts

Description	Settlement Month	Number of Contracts Sold	Notional Contract Value	Unrealized Appreciation
U.S. Treasury 2 Year Note Futures	March 2012	3	$(661,500)	$87
U.S. Treasury 5 Year Note Futures	March 2012	101	(12,386,703)	8,580
U.S. Treasury 10 Year Note Futures	March 2012	41	(5,303,094)	24,464
U.S. Treasury Long Bond Futures	March 2012	17	(2,403,375)	41,531

				$74,662

As of November 30, 2011, the fund’s asset and liability values of derivative instruments categorized by risk exposure were classified as follows:

Value
Asset Derivatives
Interest Rate Contracts	$74,662

Balance as of November 30, 2011	$74,662

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2011, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
High Yield Corporate Bonds	$—	$18,293,176	$436,135	$18,729,311
U.S. Government Agency Mortgage-Backed Securities	—	32,561,003	—	32,561,003
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	—	18,496,106	500,000	18,996,106
Collateralized Mortgage Obligation – U.S. Agency Mortgage-Backed Securities	—	1,181,163	—	1,181,163
Commercial Mortgage-Backed Securities	—	19,445,542	—	19,445,542
Asset-Backed Securities	—	13,521,079	—	13,521,079
Investment Grade Corporate Bonds	—	1,689,324	—	1,689,324
Preferred Stocks	733,552	—	230,750	964,302
Closed-End Fund	108,540	—	—	108,540
Short-Term Investments	1,087,314	349,867	—	1,437,181

Total Investments	$1,929,406	$105,537,260	$1,166,885	$108,633,551

AMERICAN INCOME FUND        |         2011 QUARTERLY REPORT

Schedule of Investments         |         November 30, 2011 (unaudited)

American Income Fund (MRF)

As of November 30, 2011, the fund’s investments in other financial instruments* were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Futures Contracts Outstanding	$74,662	$—	$—	$74,662

Total Other Financial Instruments	$74,662	$—	$—	$74,662

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	High Yield Corporate Bonds	Collateralized Mortgage Obligation - Private Mortgage- Backed Securities	Preferred Stocks	Total Fair Value
Balance as of August 31, 2011	$449,074	$750,000	$261,820	$1,460,894
Accrued discounts/premiums	(235)	—	—	(235)
Realized gain (loss)	—	—	—	—
Net change in unrealized appreciation or depreciation	(12,704)	—	(31,070)	(43,774)
Net purchases (sales)	—	500,000	—	500,000
Net transfers in and/or (out) of Level 3	—	(750,000)	—	(750,000)

Balance as of November 30, 2011	$436,135	$500,000	$230,750	$1,166,885

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of November 30, 2011	$(12,704)	$—	$(31,070)	$(43,774)

During the period ended November 30, 2011, the fund recognized no transfers to/from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using beginning of period values.

AMERICAN INCOME FUND        |         2011 QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Income Fund, Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III President

Date: January 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III President

Date: January 25, 2012

By:	/s/ Jill M. Stevenson
Jill M. Stevenson Treasurer

Date: January 25, 2012